Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Schedule of Property and Equipment

Property and equipment consists of the following at December 31, 2020 and 2019:

	2020	2019
PROPERTY AND EQUIPMENT
Software	$14,758,077	$13,498,355
Mobile app	539,325	539,325
Equipment	1,726,296	1,577,563
Backup data center	607,825	607,825
Furniture and fixtures	663,838	663,838
Website design	2,527,138	2,254,497
Advanced retail segmentation	99,912	99,912
Fixed asset in progress	32,334	33,395

	20,954,745	19,274,710
Less: accumulated depreciation	(15,124,413)	(13,138,367)
NET PROPERTY AND EQUIPMENT	$5,830,332	$6,136,343